Segment and Geographic Information (Depreciation and Capital Expenditures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 105,800	$ 99,382	$ 92,969
Property and equipment expenditures	197,041	174,766	92,282
Brazil
Segment Reporting Information [Line Items]
Property and equipment expenditures	100,926	91,769	42,657
Caribbean division
Segment Reporting Information [Line Items]
Property and equipment expenditures	18,640	16,759	14,387
NOLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	24,145	17,565	10,117
SLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	53,300	48,621	24,967
Others
Segment Reporting Information [Line Items]
Property and equipment expenditures	30	52	154
Reportable Geographical Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	115,589	113,579	107,561
Reportable Geographical Segments | Brazil
Segment Reporting Information [Line Items]
Depreciation and amortization	52,632	52,442	43,733
Reportable Geographical Segments | Caribbean division
Segment Reporting Information [Line Items]
Depreciation and amortization	22,835	25,210	27,376
Reportable Geographical Segments | NOLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	20,829	20,635	21,975
Reportable Geographical Segments | SLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	19,293	15,292	14,477
Corporate and Others
Segment Reporting Information [Line Items]
Depreciation and amortization	5,696	5,978	5,478
Purchase Price Allocation
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 15,485	$ 20,175	$ 20,070